SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

04-01    GER     700     4.0100       4.48	       Weeden & Co.
04-02    " "     500     4.1200       4.67	       	""
04-03    " "     600     4.1400       4.63	       	""
04-04    " "     500     4.1760       4.77	       	""
04-07    " "    1000     4.3910	  5.02	       	""
04-08    " "    1500     4.3600       4.98	       	""
04-09    " "    1200     4.3700       4.92	       	""
04-10    " "     700     4.3100	  4.91	       	""
04-11    " "    1000     4.4500       4.95	       	""
04-14    " "     800     4.4200       5.05	       	""
04-15    " "     500     4.5000       5.20	       	""
04-16    " "     700     4.6600       5.23	       	""
04-17    " "    1000     4.6600       5.36	       	""
04-21    " "    1000     4.7400       5.35		     	""
04-22    " "     500     4.7000       5.48	       	""
04-23    " "     800     4.9225       5.51	       	""
04-24    " "     500     4.9060       5.41	       	""
04-25    " "    1000     4.8800       5.33	       	""
04-28    " "     700     4.8400       5.50	       	""
04-29    " "     500     5.0400       5.45	       	""
04-30    " "     400     5.0100       5.58	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          5/1/03